Post-employment benefit plans (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [Abstract]
Unpaid contributions outstanding	£ 2,000	£ 1,000
Total plan expense, current period	£ 1,035,000	£ 1,213,000	£ 981,000